Goldman Sachs Clean Energy Income Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Clean Energy Income Fund	Nov. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	1,168
Expense Example, with Redemption, 5 Years	1,690
Expense Example, with Redemption, 10 Years	3,115
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	879
Expense Example, with Redemption, 5 Years	1,578
Expense Example, with Redemption, 10 Years	3,439
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	2,345
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	2,460
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	$ 2,335